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                       Stradley Ronon Stevens & Young, LLP
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                                  215.564.8000

                                                              Rule 497(j) filing
                                                         SEC File Nos. 333-96461
                                                                        811-9813

Direct Dial: (215) 564-8139

                                 January 3, 2008

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C.  20549

Re:      UMB Scout Funds (UMB Scout International Discovery Fund)
         File Nos. 333-96461/ 811-9813
         Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter  serves as  certification  that the form of  Prospectus  and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in  Post-Effective  Amendment  Nos.
16/17 (the "Amendment") to the UMB Scout Funds'  Registration  Statement on Form
N-1A  pertaining to UMB Scout  International  Discovery  Fund. The Amendment was
filed  with  the U.S.  Securities  and  Exchange  Commission  electronically  on
December 28, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8139.

                                             Sincerely,

                                             /s/ James J. O'Connor
                                             James J. O'Connor

cc:      Gary W. DiCenzo
         Michael P. O'Hare